DEFERRED CHARGES, NET	12 Months Ended
Dec. 31, 2013
Deferred Charges Net Disclosure [Abstract]
DEFERRED CHARGES, NET
12. DEFERRED CHARGES, NET

The movement of the deferred charges, net, as of December 31, 2013 is as follows:

	Financing Costs	Other Costs	Total
Net Book Value at December 31, 2010	12,785	255	13,040
Additions	622	80	702
Amortization	(2,948)	-	(2,948)
Write-offs	(4,647)	(335)	(4,982)
Transfer to Vessels Under Construction	(70)	-	(70)
Net Book Value at December 31, 2011	$5,742	$-	$5,742
Additions	564	-	564
Amortization	(1,781)	-	(1,781)
Write-offs	(3,952)	-	(3,952)
Net Book Value at December 31, 2012	$573	$-	$573
Additions	376	-	376
Amortization	(460)	-	(460)
Net Book Value at December 31, 2013	$489	$-	$489

December 31, 2013
Current	$489	$-	$489
December 31, 2012
Current	$573	$-	$573

On March 28, 2013, the Company agreed with Portigon AG (“Portigon”) to certain amendments to the credit facility. Total fees of $250 were capitalized as a result of this amendment. On July 9, 2013, the Company agreed with Mojave Finance Inc, to extend the maturity of the loan agreement with a fee of $126 which was fully amortized during 2013.
Total fees of $479 for the year ended December 31, 2011 related to the financing costs of the Newlead Endurance, which was delivered in June 2011.

As of December 31, 2012 and December 31, 2011, the Company was in active negotiations with its lenders (see Notes 16 and 17). For the indebtedness in relation to which the Company expected that the lender would call the debt, and neither a waiver nor a restructuring of the debt would be available, the Company concluded that certain deferred finance fees and other costs should be written off and as such accelerated the amortization. As a result, during the year ended December 31, 2012, the Company recorded a charge of $3,952, of which $3,882 is included within “Interest & Finance Expense” from continuing operations and the remaining amount of $70 is included in Loss from discontinued operations. During the year ended December 31, 2011, the Company recorded a charge of $4,647, which is included within discontinued operations.